SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from External Customer [Line Items]
Total revenue from external customers	$ 1,145,915	$ 909,517	$ 876,729
Total long-lived assets	442,666	461,061
Total operating income	80,703	(917)	(43,332)
Interest expense, net	(45,826)	(34,126)	(15,174)
Other income / (expense), net	(5,031)	5,242	(2,073)
(Loss) / income before income tax	29,846	(29,801)	(60,579)
Production Services [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	225,612	239,958
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	170,224	173,520
Total reportable segments [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	395,836	413,478
Production Services [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	785,642	567,249	554,097
Total operating income	111,060	28,717	(1,858)
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers	360,273	342,268	322,632
Total operating income	36,461	33,473	(1,238)
Unallocated assets [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	46,830	47,583
Total reportable segments [Member]
Revenue from External Customer [Line Items]
Total operating income	147,521	62,190	(3,096)
Unallocated expenses [Member]
Revenue from External Customer [Line Items]
Total operating income	$ (66,818)	$ (63,107)	$ (40,236)